Organization and Business Description	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Business Description
1.	ORGANIZATION AND BUSINESS DESCRIPTION

Description of Business

LDR Holding Corporation (Holding), a Delaware corporation, and its subsidiaries, LDR Spine USA, Inc. (Spine), LDR Medical, SAS (Medical) and LDR Brazil, LTDA (LDR Brazil) (collectively, the Company), operates as a medical device company that designs and commercializes novel and proprietary surgical technologies for the treatment of patients suffering from spine disorders. The Company’s primary products are based on the VerteBRIDGE fusion platform and Mobi non-fusion platform, both of which are designed for applications in the cervical and lumbar spine for both fusion and nonfusion surgical treatments. The Company has offices in Troyes, France; Santo Andre, Brazil; Beijing, China; Seoul, Korea and in Austin, Texas, which serves the U.S. market and is the corporate headquarters. The primary markets for products are the U.S. and Western Europe.

Initial Public Offering

On October 15, 2013, the Company completed its initial public offering (IPO) of 5,750,000 shares of common stock at a price of $15.00 per share including 750,000 shares sold to underwriters for the exercise of their over-allotment option to purchase additional shares. The IPO generated net proceeds of approximately $77.5 million, after deducting underwriting discounts and expenses of approximately $8.7 million.

1.	ORGANIZATION AND BUSINESS DESCRIPTION

Description of Business

LDR Holding Corporation (Holding), a Delaware corporation, and its subsidiaries, LDR Spine USA, Inc. (Spine), LDR Medical, SAS (Medical) and LDR Brazil, LTDA (LDR Brazil) (collectively, the Company), operates as a medical device company that designs and commercializes novel and proprietary surgical technologies for the treatment of patients suffering from spine disorders. The Company’s primary products are based on the VerteBRIDGE fusion platform and Mobi non-fusion platform, both of which are designed for applications in the cervical and lumbar spine for both fusion and nonfusion surgical treatments. The Company has offices in Troyes, France; Santo Andre, Brazil; Beijing and Shanghai, China and in Austin, Texas, which serves the U.S. market and is the corporate headquarters. The primary markets for products are the U.S. and Western Europe.

Initial Public Offering

On October 15, 2013, the Company completed its initial public offering (IPO) of 5,750,000 shares of common stock at a price of $15.00 per share including 750,000 shares sold to underwriters for the exercise of their over-allotment option to purchase additional shares. The IPO generated net proceeds of approximately $77.5 million, after deducting underwriting discounts and expenses of approximately $8.7 million.

Reverse Stock Split Ratio

On October 3, 2013, the Company effected a reverse stock split of the Company’s common stock such that each 6.75 shares of issued common stock were reclassified into one share of common stock. All common stock share and per-share amounts for all periods presented in these financial statements have been adjusted retroactively to reflect the reverse stock split.

Reclassifications

Certain reclassifications have been made to prior periods’ consolidated financial statements to conform to the current period presentation. These reclassifications did not result in any change in previously reported net loss, total assets or stockholders’ deficit.